Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000263747 | Cash and Cash equivalents Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000263747 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263747 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263747 | Financial
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263747 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263747 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000263747 | Technology
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000263748 | Cash and Cash equivalents Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263748 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263748 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000263748 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000263748 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000263748 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263748 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000263748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000263748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000263748 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000263748 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000271445 | Cash and Cash equivalents Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000271445 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000271445 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000271445 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000271445 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000271445 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271445 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000271445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000271445 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000271445 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000271445 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000263749 | Cash and Cash equivalents Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000263749 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000263749 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000263749 | Financial
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263749 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000263749 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263749 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000263749 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000263749 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263749 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000263749 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.60%